Loans and Advances to Banks (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Loans and Advances to Banks

	2017	2016
	£m	£m
Securities purchased under resale agreements	2,464	1,462
Placements with other banks	3,466	2,890
	5,930	4,352

Santander UK Group Holdings plc [member]
Summary of Loans and Advances to Banks

	2017 £m	2016 £m
Placements with other banks	3	4
Amounts due from Santander UK group undertakings	6,257	4,464
	6,260	4,468